Risk Report - Market Risk - Trading Market Risk Exposures - Value-at Risk of Trading Units by Risk Type (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Total
Value-at Risk of Trading Units by Risk Type [line items]
Period-end	[1]	€ 24.8	€ 24.9
Risk diversification effect
Value-at Risk of Trading Units by Risk Type [line items]
Period-end	[1]	(26.1)	(48.3)
Interest rate risk
Value-at Risk of Trading Units by Risk Type [line items]
Period-end	[1]	10.5	31.3
Credit Spread Risk
Value-at Risk of Trading Units by Risk Type [line items]
Period-end	[1]	26.6	19.5
Equity price risk
Value-at Risk of Trading Units by Risk Type [line items]
Period-end	[1]	6.3	10.8
Foreign Exchange Risk
Value-at Risk of Trading Units by Risk Type [line items]
Period-end	[1],[2]	5.5	10.1
Commodity price risk
Value-at Risk of Trading Units by Risk Type [line items]
Period-end	[1]	€ 2.0	€ 1.5

[1]	1Figures for 2025 as of December 31, 2025. Figures for 2024 as of December 31, 2024
[2]	2Includes value-at-risk from gold and other precious metal positions